Loans Payable (Details)																								3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 11, 2024 USD ($)	Jul. 30, 2024 USD ($)	Jun. 06, 2024 USD ($)	Jun. 06, 2024 AFN (؋)	May 02, 2024 USD ($)	Mar. 11, 2024 USD ($)	Mar. 07, 2024 USD ($)	Oct. 30, 2023 USD ($)	Oct. 23, 2023 USD ($)	Jun. 14, 2023 USD ($)	Feb. 13, 2023 USD ($)	Nov. 18, 2022 USD ($)	Nov. 02, 2022 USD ($)	Oct. 31, 2022 USD ($)	Sep. 28, 2022 USD ($)	Sep. 21, 2022 USD ($)	Sep. 18, 2022 USD ($)	Sep. 01, 2022 USD ($)	Aug. 31, 2022 USD ($)	Jan. 10, 2022 USD ($)	Aug. 27, 2021 USD ($)	Jun. 08, 2021 USD ($)	Feb. 27, 2021 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 13, 2024 USD ($)	Jul. 11, 2023 USD ($)	May 28, 2023 USD ($)	May 19, 2023	Jan. 17, 2023
Loans Payable [Line Items]
Short-term loans paid																								$ 2,928,183		$ 2,928,183		$ 509,443	$ 1,453,464
Debt extinguishment																												200,000
Accounts receivable					$ 1,240,150																							305,669
Purchase price					807,500															$ 3,000,000
Total fees		$ 212,400			42,500
Weekly installment																$ 2,244.38
Number of weekly installment																364 days
Effective interest rate											16.85%					31.22%	10.80%							16.85%		16.85%							10.80%
Borrowing amount																												$ 503,500	$ 317,857
Weighted average effective interest rate																												85.36%	92.64%
Outstanding balance																										$ 737,375		$ 409,443	$ 1,435,285
Principal amount				؋ 288,750												$ 100,000
Bank loan balance																												0	76,064
Gross policy premium and related fees											$ 4,812						$ 35,508
Financed cost											4,461						26,387
Monthly installments payable											$ 481						$ 3,065							$ 15,165		15,165		15,165				$ 15,000
Premium financing loan																												0	14,922
Borrowed principal amount								$ 100,000
Annual interest rate						8.00%		12.00%																										8.00%
Loan balance																												100,000
Interest expenses short term loan																								304,302	$ 5,364	428,215	$ 381,814	428,159	635,296
Outstanding amount																								97,641		97,641		114,621	147,354
Purchase amount																				$ 4,395,230	$ 1,574,079
Principal of the loan																										73,752		32,733	24,333
Outstanding amount of building loan																										3,207,773
Secured business loan																												3,281,526	0
Principal sum										$ 3,700,000																				$ 181,700
Net proceed amount																												3,300,000
Debt issuance cost																												360,000
Interest expenses long term																								159,385	28,870	320,304	56,594	406,442	102,854
Pay a weekly installment			$ 15,056		$ 41,000
Loan balance																												0
Principal amount																															$ 125,000
Total payments of loan						$ 75,000
Short-Term Loans [Member]
Loans Payable [Line Items]
Short-term loans paid																												1,900,000
Purchase amount																												78,077	69,326
Auto Loans [Member]
Loans Payable [Line Items]
Maturity date																							Feb. 28, 2026
Principal of the loan																								8,541	8,130	16,980	16,168
Secured business loan [Member]
Loans Payable [Line Items]
Maturity date										Jul. 01, 2033
Principal of the loan																								37,629	0		0
Outstanding amount of building loan																												3,281,526
Principal sum										$ 3,700,000
Factor H [Member]
Loans Payable [Line Items]
Accounts receivable									$ 768,500
Purchase price									503,500
Total fees									26,500
Final payment									38,500
Principal of the loan																								70,125		70,125
Weekly installment									$ 22,814.84
Effective interest rate									85.36%
Loan balance																								175,315		$ 175,315
Merchants [Member]
Loans Payable [Line Items]
Effective interest rate																										93.05%
Seven Promissory Notes [Member]
Loans Payable [Line Items]
Borrowed principal amount																								380,000		$ 380,000
Interest rate																										0.00%
Agile Capital Funding LLC [Member]
Loans Payable [Line Items]
Effective interest rate																										99.88%
Factor A [Member]
Loans Payable [Line Items]
Purchase price																			$ 712,500
Total fees																			37,500
Weekly installment																			$ 26,625
Principal of the loan																									181,461		326,233
Effective interest rate																			105.19%
Factor B [Member]
Loans Payable [Line Items]
Accounts receivable																		$ 458,500
Purchase price																		339,465
Total fees																		10,500
Weekly installment																		$ 8,817.31
Effective interest rate																		55.79%
Principal of the loan																									178,874		262,157
Factor C [Member]
Loans Payable [Line Items]
Accounts receivable														$ 675,000
Purchase price														485,000
Total fees														15,000
Weekly installment														$ 16,071
Principal of the loan																									247,619		367,632
Effective interest rate														106.56%
Capital Management Institution D [Member]
Loans Payable [Line Items]
Principal of the loan																									0		68,868
Factor E [Member]
Loans Payable [Line Items]
Accounts receivable													$ 374,750
Purchase price													225,000
Weekly installment													$ 15,615
Effective interest rate													84.67%
Final payment													$ 25,000
Principal of the loan																									129,673		188,441
Factor F [Member]
Loans Payable [Line Items]
Accounts receivable												$ 206,113
Purchase price												123,750
Total fees												13,750
Weekly installment												$ 8,588
Effective interest rate												89.96%
Principal of the loan																									75,112		110,977
Factor G [Member]
Loans Payable [Line Items]
Accounts receivable												$ 206,113
Purchase price												123,750
Total fees												13,750
Weekly installment												$ 8,588
Effective interest rate												89.96%
Principal of the loan																									69,112		110,977
WebBank [Member]
Loans Payable [Line Items]
Principal of the loan																									57,696		76,064
Long Term Debts Auto Loans [Member]
Loans Payable [Line Items]
Maturity date																							Feb. 28, 2026
Building Loan [Member]
Loans Payable [Line Items]
Principal of the loan																								$ 19,930	19,218	$ 39,957	38,831
Business Loan [Member]
Loans Payable [Line Items]
Maturity date										Jul. 01, 2033
Nature’s Miracles [Member]
Loans Payable [Line Items]
Amount of loan percent																								10.00%		10.00%
Factor A [Member]
Loans Payable [Line Items]
Accounts receivable																			$ 1,065,000
Purchase price																			712,500
Total fees																			37,500
Weekly installment																			$ 26,625
Number of weekly installment																			280 days
Effective interest rate																			105.19%
Factor B [Member]
Loans Payable [Line Items]
Accounts receivable																		$ 458,500
Purchase price																		339,465
Total fees																		10,500
Weekly installment																		$ 8,817.31
Number of weekly installment																		364 days
Effective interest rate																		55.79%
Factor C [Member]
Loans Payable [Line Items]
Accounts receivable														$ 675,000
Purchase price														485,000
Total fees														15,000
Weekly installment														$ 16,071
Number of weekly installment														294 days
Effective interest rate														106.56%
Capital Management Institution D [Member]
Loans Payable [Line Items]
Accounts receivable														$ 100,000
Purchase price														149,000
Total fees														$ 10,000
Number of weekly installment														140 days
Effective interest rate														85.25%
Purchase percentage														20.00%
Estimated daily payment amount														$ 1,490
Factor E [Member]
Loans Payable [Line Items]
Accounts receivable													374,750
Purchase price													225,000
Weekly installment													$ 15,615
Number of weekly installment													168 days
Effective interest rate													84.67%
Final payment													$ 25,000
Factor F [Member]
Loans Payable [Line Items]
Accounts receivable												$ 206,113
Purchase price												123,750
Total fees												13,750
Weekly installment												$ 8,588
Number of weekly installment												168 days
Effective interest rate												89.96%
Factor G [Member]
Loans Payable [Line Items]
Accounts receivable												$ 206,113
Purchase price												123,750
Total fees												13,750
Weekly installment												$ 8,588
Number of weekly installment												168 days
Effective interest rate												89.96%
Factor H [Member]
Loans Payable [Line Items]
Accounts receivable									$ 768,500
Purchase price									503,500
Total fees									26,500
Weekly installment									$ 22,814.84
Number of weekly installment									224 days
Effective interest rate									85.36%
Final payment									$ 38,500
Redone and Deyin Chen [Member]
Loans Payable [Line Items]
Accounts receivable																			$ 1,065,000
Visiontech And Hydroman [Member]
Loans Payable [Line Items]
Short-term loans paid																												822,610
Principal of the loan																								$ 227,493		$ 409,443
Nature’s Miracles [Member]
Loans Payable [Line Items]
Principal amount																								1,405,000		1,405,000
Redone and Deyin Chen (Bill) [Member]
Loans Payable [Line Items]
Effective interest rate						8.00%
Loan balance						$ 430,000
Principal amount						50,000
Periodic payment						$ 150,000
Interest expenses																										7,595
Agile Capital Funding LLC [Member]
Loans Payable [Line Items]
Principal of the loan																								19,192		19,192
Hydroman and ClassicPlan Premium Financing Inc [Member]
Loans Payable [Line Items]
Principal of the loan																									11,965		14,922
Hydroman and First Insurance Funding [Member]
Loans Payable [Line Items]
Principal of the loan																									$ 4,393		$ 4,812
Vehicles [Member]
Loans Payable [Line Items]
Purchase price																							$ 55,202
Monthly installments payable																							1,014
Purchase amount																							$ 68,802
Second Vehicle [Member]
Loans Payable [Line Items]
Purchase price																						$ 73,814
Monthly installments payable																						1,172
Purchase amount																						$ 86,114
Third Vehicle [Member]
Loans Payable [Line Items]
Purchase price															$ 56,440
Monthly installments payable															1,107
Purchase amount															$ 62,230
Building [Member]
Loans Payable [Line Items]
Outstanding amount of building loan																										2,812,641		2,852,597	$ 2,930,674
Independent Third Party [Member]
Loans Payable [Line Items]
Outstanding balance																										$ 100,000		$ 100,000
Borrowed principal amount								$ 100,000
Interest rate								12.00%
Administrative Agent Fee [Member]
Loans Payable [Line Items]
Total fees | ؋				؋ 13,750
Forecast [Member]
Loans Payable [Line Items]
Principal of the loan							$ 1,405,000
Interest rate							10.00%
Forecast [Member] | Redone and Deyin Chen (Bill) [Member]
Loans Payable [Line Items]
Periodic payment	$ 230,000																							$ 5,695